Equity - Authorized shares and secondary follow-on equity offering (Details)		12 Months Ended
	Feb. 16, 2018 shares	Dec. 31, 2018 EquityInstruments $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares
Equity
Par value | $ / shares		$ 0	$ 0	$ 0
Number of authorized shares		1,011,876,677	1,011,876,677	1,011,876,677
Treasury shares		(15,212,365)	(13,257,945)	(13,175,905)
Shares fully subscribed and paid		996,664,312	998,618,732	998,700,772
Forfeited during the year | EquityInstruments		121,451
Series A shares
Equity
Number of authorized shares		923,824,804	877,856,206	877,856,206
Series B shares
Equity
Number of authorized shares		88,051,873	134,020,471	134,020,471
Conversion of equivalent number of shares	45,968,598
Fixed Class I
Equity
Number of authorized shares		24,180	24,180	24,180
Shares fully subscribed and paid		24,180	24,180	24,180
Fixed Class I | Series A shares
Equity
Number of authorized shares		10,478	3,224	3,224
Fixed Class I | Series B shares
Equity
Number of authorized shares		13,702	20,956	20,956
Variable Class II
Equity
Number of authorized shares		1,011,852,497	1,011,852,497	1,011,852,497
Treasury shares		(15,212,365)	(13,257,945)	(13,175,905)
Shares fully subscribed and paid		996,640,132	998,594,552	998,676,592
Variable Class II | Series A shares
Equity
Number of authorized shares		923,814,326	877,852,982	877,852,982
Variable Class II | Series B shares
Equity
Number of authorized shares		88,038,171	133,999,515	133,999,515